Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Societe Generale Financial Corporation

SG Americas Securities, LLC

Sabal Strategic Opportunities Fund, L.P.

SSOF SCRE AIV, L.P.

UBS AG

LMF Commercial, LLC

BSPRT CMBS Finance, LLC

Natixis Real Estate Capital LLC

(collectively, the “Specified Parties”)

Re:	BBCMS Mortgage Trust 2021-C11 (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2021-C11 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 3 September 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Barclays Capital Real Estate Inc. (“Barclays”), Societe Generale Financial Corporation (“SocGen”), SSOF SCRE AIV, L.P. (“Sabal”), UBS AG (“UBS”), LMF Commercial, LLC (“LMF”), BSPRT CMBS Finance, LLC (“BSPRT”) and Natixis Real Estate Capital LLC (“Natixis,” together with Barclays, SocGen, Sabal, UBS, LMF and BSPRT, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue, expense and net operating income information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property or Collateral Properties (both as defined herein) that secure the Mortgage Loan,
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue, expense and net operating income information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
d.	Copies of the ground rent abstracts or leases, as applicable (the “Ground Rent Documents”),
e.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue, expense and net cash flow information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

f.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the Underwriting Files, ASRs (as defined herein), Underwritten Rent Rolls (as defined herein) and/or Tenant Billing Schedules (as defined herein) which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans (the “Mortgage Loans”) and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each Mortgage Loan with an original principal balance, as shown on the Mortgage Loan Schedule, equal to or greater than $10,000,000 (collectively, the “$10MM+ Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with:

a.	The most recent real estate tax bills (the “Tax Bills”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
b.	The most recent insurance review files (the “Insurance Review Files”) or insurance bills (the “Insurance Bills”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
c.	The asset summary report(s) (the “ASRs”),
d.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan,
e.	The lease agreements (the “Leases”), lease abstracts (the “Lease Abstracts”) and/or lease estoppels (the “Estoppels,” together with the Leases and Lease Abstracts, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
f.	The underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, ASRs, Underwritten Rent Rolls and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 September 2021

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Wyndham National Hotel Portfolio” (the “Wyndham National Hotel Portfolio Mortgage Loan”)), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s),
c.	Information in the Tax Bills,
d.	Information on the Tax Assessor Websites,
e.	Information in the Leases,
f.	Information on the Borrower Rent Roll Files and
g.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Top 15 Mortgage Loan and the Wyndham National Hotel Portfolio Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 2 of 6

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

For the purpose of these procedures, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 4%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000, and
c.	Not perform the procedures described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans.

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information on the Borrower Rent Roll Files,
b.	Information in the Lease Abstracts,
c.	Information in the Leases,
d.	Information on the Tenant Billing Schedules and
e.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent less than 25% of the underwritten effective gross revenue (as applicable), as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using information on the Tenant Billing Schedules for each Top 15 Mortgage Loan for which the underwritten cash flow reimbursements represent 25% or more of the underwritten effective gross revenue (as applicable), as shown on the Underwriting File and/or Underwritten Rent Roll (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Document(s) listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 3 of 6

Cashflow Reimbursement Comparison Procedures (continued)

2. (continued)

For the purpose of these procedures, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Document(s) listed above (as applicable), which is also below $10,000.

Supporting Expense Comparison and Recalculation Procedures

3.	Using information in the Ground Rent Documents for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Document(s) listed above.

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files,
d.	Information in the Insurance Bills,
e.	Information in the Borrower Budgets,
f.	Information in the Appraisal(s) and
g.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period (as applicable), as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Source Document(s) listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

5.	Using:
a.	Information in the Lease Abstracts,
b.	Information on the Borrower Rent Roll Files,
c.	Information in the Leases,
d.	Information in the Estoppels and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 15 Mortgage Loans (as applicable), we compared:

i.	The lease expiration date only for the tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases and
c.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan (as applicable), we compared:

i.	The lease expiration date for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan and
ii.	The lease early termination options only for the tenants (ordered from largest to smallest by the underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such $10MM+ Mortgage Loan, all as shown in the Source Document(s) listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the corresponding Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to use a materiality threshold of +/- 90 days.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each $10MM+ Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue or expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue, expense and net cash flow line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue, expense and net cash flow line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000, and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such underwritten revenue or expense line item.

Attachment A Page 6 of 6

7.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated Underwriting Files, ASRs (as applicable) and Underwritten Rent Rolls for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated Underwriting Files, ASRs (as applicable) or Underwritten Rent Rolls (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A are schedules for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contain the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance
One SoHo Square	$70,000,000
Kings Plaza	$47,945,946
Parkway Irvine	$37,000,000
Broadacres Office Park	$33,000,000
Fleet Farm Mixed Use	$33,000,000
Morris Corporate Center	$32,500,000
15-17 Park Avenue	$31,000,000
Gainey Ranch Corporate Center II	$29,175,000
Pleasant Valley Apartments	$28,930,000
Cooper Standard HQ	$27,300,000
356-362 E 148th Street	$24,000,000
Murrieta Spectrum	$23,030,000
Merit Medical Systems	$20,751,500
Wyndham National Hotel Portfolio	$20,000,000
Upstate NY Portfolio	$19,800,000
Crystal at Cascade	$17,650,000
Darien Business Center	$16,500,000
Cumberland Marketplace	$16,263,000
Urban Grove	$15,985,000
Attiva - Park Fort Worth, TX	$15,080,000
Rollins Portfolio	$15,000,000
Copans Commerce Depot	$14,000,000
Chandler Business Center	$12,580,000
Marlborough Village Center	$12,000,000
37 West 19th Street	$11,050,000
The Federal Collection	$11,000,000
Westshire Townhome Apartments	$10,500,000
Midwood Multifamily Portfolio	$10,000,000
Nanogate North America	$9,500,000
Homewood Suites Katy	$9,500,000
Laredo Texas Multifamily Portfolio	$9,300,000
ISJ New York Portfolio Tranche 2	$8,700,000
1133 E. Columbia Ave	$8,500,000
DPR Office	$8,400,000
Atlantic Avenue Mixed Use Portfolio	$8,250,000
Athens Self Storage Portfolio	$8,250,000
Parkwood Plaza	$7,900,000
College Metcalf	$7,350,000
Westgate Shopping Center	$7,200,000
639 11th Avenue	$7,000,000
Nailah Commons	$7,000,000
Richland Townhomes	$6,900,000
Walgreens Hatillo	$6,870,000
Warminster Business Center	$6,855,000
California Place Apartments	$6,800,000
Holland Point	$6,500,000

Exhibit 1 to Attachment A

Mortgage Loan	Original Principal Balance
Pines At Lawrenceville	$6,500,000
961 Seneca Avenue	$6,300,000
Savannah Crossings I	$6,240,000
222 On Main	$6,000,000
Armored Mini Storage	$6,000,000
Breighton Apartments	$5,600,000
Century Storage Davenport	$5,500,000
Holiday Inn Express Alamogordo	$5,500,000
Walgreens Bel Air	$5,430,000
Broadway Square, Phase 1	$5,250,000
Windward Gardens	$5,200,000
LaSalle Parks Management	$5,200,000
Castle Apartments	$5,200,000
Royal Park Apartments	$4,850,000
Palm Court Apartments	$4,530,000
Pinebrook Apartments	$4,500,000
Magnolia Cove Apartments	$4,420,000
Allen Born Shopping Center	$4,400,000
Pavlik Professional Center	$4,275,000
DaVita Miami	$4,262,500
1331 South Juniper Street	$4,250,000
Anytime Self-Storage Arizona Portfolio	$4,250,000
6515-27 N Seeley Ave	$4,225,000
Thunderbird Village MHC	$4,200,000
909-919 Washington St	$4,160,000
376 Larkfield Road	$4,030,000
Meadows Pointe	$4,020,000
Wildberry Village Apartments	$4,000,000
Chuze Fitness Center	$3,950,000
Walgreens Decatur	$3,560,000
White Water Plaza	$3,450,000
First Student Industrial Portfolio	$3,350,000
Willow Way Apartments	$3,350,000
Stowaway Mini Storage	$3,130,000
Gamma Medical	$2,975,000
Hickory Terrace Apartments	$2,950,000
Fort Ventura MHC	$2,874,000
Best Western Hampton Coliseum Inn	$2,700,000
Allies Court Townhomes	$2,630,000
4600 Tropea Way	$2,618,000
Arnold Point II	$2,375,000
Oakwood Court Apartments	$2,350,000
Highway 16 Mini Storage	$2,350,000
Lakeside Villas Apartments	$2,325,000
Carraway RV & Boat Storage	$2,200,000
Taco Town Apartments	$2,150,000
Pittsburgh MHC	$2,100,000
Houston Self Storage	$2,070,000

Exhibit 1 to Attachment A

Notes:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

One SoHo Square

Mortgage Loan Seller: Barclays		Top 15 Loan:	Yes
Original Principal Balance: $70,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	Leases, Lease Abstract, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstract	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Kings Plaza

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $47,945,946		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	Ground Rent Documents	No Exceptions Noted
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Parkway Irvine

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $37,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts, Borrower Rent Roll Files and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Broadacres Office Park

Mortgage Loan Seller: Natixis		Top 15 Loan:	Yes
Original Principal Balance: $33,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Bills and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fleet Farm Mixed Use

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $33,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Morris Corporate Center

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $32,500,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	Borrower Rent Roll File, Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

15-17 Park Avenue

Mortgage Loan Seller: SocGen		Top 15 Loan:	Yes
Original Principal Balance: $31,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gainey Ranch Corporate Center II

Mortgage Loan Seller: BSPRT		Top 15 Loan:	Yes
Original Principal Balance: $29,175,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pleasant Valley Apartments

Mortgage Loan Seller: Barclays		Top 15 Loan:	Yes
Original Principal Balance: $28,930,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Appraisal, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cooper Standard HQ

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $27,300,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

356-362 E 148th Street

Mortgage Loan Seller: Barclays		Top 15 Loan:	Yes
Original Principal Balance: $24,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Murrieta Spectrum

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $23,030,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Merit Medical System

Mortgage Loan Seller: Barclays		Top 15 Loan:	Yes
Original Principal Balance: $20,751,500		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wyndham National Hotel Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	N/A
**N/A: Not Applicable

Upstate NY Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	Yes
Original Principal Balance: $19,800,000		Non-Top 15 Loan:	No
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Appraisal	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Crystal at Cascade

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Principal Balance: $17,650,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Darien Business Center

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Principal Balance: $16,500,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website, Insurance Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cumberland Marketplace

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Principal Balance: $16,263,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Urban Grove

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Principal Balance: $15,985,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Tax Bills, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Attiva - Park Fort Worth, TX

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Principal Balance: $15,080,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rollins Portfolio

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $15,000,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Copans Commerce Depot

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Principal Balance: $14,000,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Chandler Business Center

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $12,580,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marlborough Village Center

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Principal Balance: $12,000,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

37 West 19th Street

Mortgage Loan Seller: Natixis		Top 15 Loan:	No
Original Principal Balance: $11,050,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Federal Collection

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Principal Balance: $11,000,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Westshire Townhome Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Principal Balance: $10,500,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Midwood Multifamily Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Principal Balance: $10,000,000		Non-Top 15 Loan:	Yes
		Under $10MM Loan:	No

The following Items 1. to 6. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For the Top 15 Mortgage Loans, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent less than 25% of effective gross revenue, compare cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.

	For the Top 15 Mortgage Loans where underwritten cash flow reimbursements represent 25% or more of effective gross revenue, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% and $10,000 threshold.	N/A	N/A
4	For each $10MM+ Mortgage Loan, compare the tax expense and insurance expense amounts in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For the Top 15 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is a $10MM+ Mortgage Loan but which is not a Top 15 Mortgage Loan, compare the lease expiration dates for the top five tenants (by underwritten base rent revenue) and lease early termination options (only for the tenants (ordered by underwritten base rent revenue of each tenant) that comprise 25% of the aggregate underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each $10MM+ Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each $10MM+ Mortgage Loan, using the information on the Underwriting File, Source Document(s), ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nanogate North America

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $9,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Homewood Suites Katy

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $9,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Tax Bills, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Laredo Texas Multifamily Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $9,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

ISJ New York Portfolio Tranche 2

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $8,700,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

1133 E. Columbia Ave

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $8,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

DPR Office

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $8,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Atlantic Avenue Mixed Use Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $8,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Athens Self Storage Portfolio

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $8,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Parkwood Plaza

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $7,900,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal, Tax Bills, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

College Metcalf

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $7,350,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Westgate Shopping Center

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $7,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

639 11th Avenue

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $7,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Nailah Commons

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $7,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Richland Townhomes

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $6,900,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walgreens Hatillo

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $6,870,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Warminster Business Center

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $6,855,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

California Place Apartments

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $6,800,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holland Point

Mortgage Loan Seller: UBS		Top 15 Loan:	No
Original Balance: $6,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Pines at Lawrenceville

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $6,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

961 Seneca Avenue

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $6,300,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Savannah Crossings I

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $6,240,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

222 On Main

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $6,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Armored Mini Storage

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $6,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Breighton Apartments

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $5,600,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Century Storage Davenport

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $5,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Holiday Inn Express Alamogordo

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $5,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walgreens Bel Air

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $5,430,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Broadway Square, Phase I

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $5,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustment	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Windward Gardens

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $5,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

LaSalle Parks Management

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $5,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Tax Bills and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Castle Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $5,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Royal Park Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,850,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Palm Court Apartments

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $4,530,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Tax Bills, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Pinebrook Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,500,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Magnolia Cove Apartments

Mortgage Loan Seller: SocGen		Top 15 Loan:	No
Original Balance: $4,420,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Allen Born Shopping Center

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,400,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Pavlik Professional Center

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,275,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

DaVita Miami

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $4,262,500		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

1331 South Juniper Street

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Anytime Self-Storage Arizona Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $4,250,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

6515-27 N Seeley Ave

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,225,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Thunderbird Village MHC

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

909-919 Washington St

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,160,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

376 Larkfield Road

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,030,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Leases, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Meadows Pointe

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $4,020,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Wildberry Village Apartments

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $4,000,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Chuze Fitness Center

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $3,950,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Walgreens Decatur

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $3,560,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal, Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

White Water Plaza

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $3,450,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

First Student Industrial Portfolio

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $3,350,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Willow Way Apartments

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $3,350,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, Tax Bills, and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Stowaway Mini Storage

Mortgage Loan Seller: Barclays		Top 15 Loan:	No
Original Balance: $3,130,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal, Tax Assessor Website and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Gamma Medical

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,975,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Hickory Terrace Apartments

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $2,950,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Fort Ventura MHC

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,874,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Best Western Hampton Coliseum Inn

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $2,700,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Allies Court Townhomes

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,630,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

4600 Tropea Way

Mortgage Loan Seller: BSPRT		Top 15 Loan:	No
Original Balance: $2,618,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Arnold Point II

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,375,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Oakwood Court Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,350,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Highway 16 Mini Storage

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,350,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Lakeside Villas Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,325,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Carraway RV & Boat Storage

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,200,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Taco Town Apartments

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,150,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Pittsburgh MHC

Mortgage Loan Seller: LMF		Top 15 Loan:	No
Original Balance: $2,100,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable

Houston Self Storage

Mortgage Loan Seller: Sabal		Top 15 Loan:	No
Original Balance: $2,070,000		Non-Top 15 & $10MM+ Loan:	No
		Under $10MM Loan:	Yes

The following Items 1. and 3. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Top 15 Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 4% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Source Document(s) listed (as applicable) for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
**N/A: Not Applicable